RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 13, 2013	Jul. 31, 2017	Apr. 30, 2017	Jul. 17, 2013	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Consulting fees - related party								$ 12,340,615
Accrued related party management fee					$ 17,840,615		17,840,615	17,840,615
Principal balance of note							74,000	74,000
Proceeds from related party							$ 50,000
Management fees					$ 0	$ 0
First Note [Member]
Line of credit amount	$ 150,000
Interst rate	12.00%
Secuured debt due date	Sep. 13, 2015
Second Note [Member]
Line of credit amount				$ 100,000
Interst rate				12.00%
Secuured debt due date				Jan. 17, 2016
Officer [Member]
Proceeds from related party		$ 50,000
Secured Debt [Member]
Purchase of related party note receivable in exchange for Equity			$ 250,000
On January 1, 2016 [Member]
Stock options awarded							857,464
On January 1, 2016 [Member] | Series A Preferred Stock [Member]
Stock options awarded							290,513